Label	Element	Value
Muzinich Dynamic Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Muzinich Dynamic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Muzinich Dynamic Income Fund (the “Dynamic Income Fund” or the “Fund”) seeks primarily to provide a high level of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Dynamic Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expenses below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Dynamic Income Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Dynamic Income Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Dynamic Income Fund seeks to achieve its objective by allocating the Fund’s assets among various credit sectors of the global fixed income markets which the Advisor finds attractive from time-to-time. When allocating assets into these various credit segments, the Advisor seeks to take advantage of the potential differences in return expectations over the course of a full market cycle which may arise as these different credit sectors move in and out of favor. In seeking to achieve the Fund’s objective, the Advisor constructs the Fund’s portfolio targeting income generation and an average annual return over a full market cycle that meaningfully exceeds the U.S. 3-month Treasury bill rate within a volatility-managed framework. There can be no guarantee that the Fund will be able to provide such returns and you may lose money by investing in the Fund. The Fund pursues a “go-anywhere” strategy primarily within the credit markets and will normally invest at least 80% of its net assets in instruments that produce fixed or floating rate income, with a focus primarily in corporate bonds and syndicated loans, including floating rate loans, that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. Notwithstanding this strategy, if the Advisor believes that credit markets are or will be stressed—even for extended periods—the Fund may utilize a “defensive position” in which the Fund may invest substantially in cash and other non-corporate fixed income instruments such as U.S. Government Securities. Syndicated loans represent amounts borrowed by companies or other entities. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. A syndicated loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy. The Fund generally will acquire syndicated loans as assignments from lenders. These syndicated loans have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index.

The Fund invests in both investment grade rated bonds as well as below-investment grade bonds (or “junk”) bonds. The Fund may invest up to 25% of its assets in below-investment grade bonds rated below B- /B3 (at the time of purchase) by S&P Global Ratings (“Standard & Poor’s”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investor Services, Inc. (“Moody’s”), as applicable, or which are deemed equivalent by the Advisor. However, up to 100% of the Fund may be invested in bonds that are rated below-investment grade or Advisor-rated at any time. The Fund will typically not purchase bonds that are in default. The Fund’s investments may be unsecured or backed by receivables or other assets. The Fund may invest up to 70% of its net assets in foreign securities, including up to 40% in issuers located in emerging market countries. Emerging market countries are less developed foreign countries including countries whose economies or securities markets are not yet highly developed (“emerging markets”). Emerging markets are nations with below investment grade credit ratings and social or business activity in the process of rapid growth and industrialization. As this is an income-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest up to 20% of its net assets in each of the banking sector and diversified financials sector. The Fund may invest (up to 80% of its net assets) in mutual funds (including affiliated mutual funds), and/or exchange-traded funds (“ETFs”) which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.

There are three major components to the Advisor’s investment decision making process: (i) the determination of the appropriate asset allocation across the credit spectrum as well as desired geographical diversification, (ii) selection of individual investments for the Fund, and (iii) portfolio risk management. In the first two components, the Advisor’s Asset Allocation Group develops target top-down tactical allocation ranges. The portfolio managers then make the final allocation decision regarding the approximate percentage of the Fund that will be invested in each fixed income credit sector (for example higher rated bonds vs. lower rated bonds), and within and across geographies (for example, emerging markets vs. U.S. bonds). The portfolio managers then select investments based on a bottom-up fundamental analysis/evaluation of potential investment opportunities. In the third component, the Advisor may manage and adjust overall portfolio duration and credit risk exposure by the strategic use of derivatives that are primarily, but not only, used to reduce portfolio volatility. The Advisor expects to principally use credit index derivatives or options thereon (both long and short) and/or futures and options on primarily U.S. Treasurys to shorten or extend portfolio duration and credit spread sensitivity. The Advisor focuses on risk management from a long-term perspective, rather than being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

To mitigate the counterparty risk resulting from swap transactions, the Fund will only enter into swap transactions with highly rated financial institutions specializing in this type of transaction and in accordance with the standard terms laid down by the International Securities Dealers Association.

Although the Advisor will consider ratings assigned by ratings agencies in selecting investments, it relies principally on its own research and investment analysis. As applicable, the Advisor considers company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; legislation, regulation, litigation, transparency, market perspective, or other environmental, social and governance (ESG) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. The types of ESG factors that the Advisor believes can impact financial risks derive from, among other issues: changes to regulations, changes to consumer preferences, technology advancements, physical or transitional climate impacts, litigation risks, efficiency, brand value, innovation, market disruption/obsolescence, respect for human rights, anti-corruption, anti-bribery matters, and social license to operate. As a result of considering ESG factors in the Advisor’s investment decision process, an investment may be excluded or rejected where Muzinich believes those factors imply heightened risk of decreased liquidity of an investment and/or other negative financial impacts. In line with this, securities ineligible for investment by the Norges Bank Investment Management Company are also ineligible for inclusion in the Fund.

The Advisor does not manage the Fund to any particular duration. Rather, depending on the mix of securities within the Fund’s portfolio and market conditions, the portfolio’s average duration may change. The average duration-to-worst is anticipated to fall most often between zero and five years, with a concentration toward the middle of that range, but could be shortened or extended. (Duration-to-worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.) In general, the longer the duration of the Fund’s bonds and/or loans, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares.

In constructing the Fund’s portfolio, the Advisor pays close attention to the overall liquidity of the Fund’s portfolio. The Advisor seeks to maintain a liquid portfolio. Under certain circumstances, particularly in difficult market environments, this may cause the Advisor to avoid certain investments whose liquidity might be challenged in those markets.
The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. Trading securities frequently may lead to high portfolio turnover. Tax consequences are not a primary consideration in the Fund’s investment decisions. The Fund may also sell holdings as a result of a change in the tactical asset allocation. Although the Fund will typically not purchase bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in both investment grade rated bonds as well as below-investment grade bonds (or “junk”) bonds. The Fund may invest up to 25% of its assets in below-investment grade bonds rated below B- /B3 (at the time of purchase) by S&P Global Ratings (“Standard & Poor’s”), Fitch Ratings Inc. (“Fitch”) or Moody’s Investor Services, Inc. (“Moody’s”), as applicable, or which are deemed equivalent by the Advisor. However, up to 100% of the Fund may be invested in bonds that are rated below-investment grade or Advisor-rated at any time. The Fund will typically not purchase bonds that are in default. The Fund’s investments may be unsecured or backed by receivables or other assets. The Fund may invest up to 70% of its net assets in foreign securities, including up to 40% in issuers located in emerging market countries. Emerging market countries are less developed foreign countries including countries whose economies or securities markets are not yet highly developed (“emerging markets”). Emerging markets are nations with below investment grade credit ratings and social or business activity in the process of rapid growth and industrialization. As this is an income-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest up to 20% of its net assets in each of the banking sector and diversified financials sector. The Fund may invest (up to 80% of its net assets) in mutual funds (including affiliated mutual funds), and/or exchange-traded funds (“ETFs”) which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, 10-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, 10-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑855-689-4642
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.MuzinichUSFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 – Supra Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return:	Q2 2020	7.57%

Lowest Quarterly Return:	Q1 2020	-6.54%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.54%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Supra Institutional Class and after-tax returns for the Institutional Class will differ.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
“Since Inception” performance for each share class above is shown from January 3, 2013. Institutional Class shares commenced operations on October 15, 2014. Supra Institutional Class shares commenced operations on January 3, 2013. Performance for the Institutional Class shares prior to its inception date reflects the performance of the Supra Institutional Class shares adjusted for Institutional Class shares expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown only for the Supra Institutional Class and after-tax returns for the Institutional Class will differ.
Muzinich Dynamic Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Dynamic Income Fund.
Muzinich Dynamic Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Muzinich Dynamic Income Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk – The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.
Muzinich Dynamic Income Fund | Below Investment Grade Securities (Junk Bond) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Securities (Junk Bond) Risk – The Dynamic Income Fund’s investment in below-investment grade bonds, loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”
Muzinich Dynamic Income Fund | Foreign Securities And Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Dynamic Income Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions. Further, foreign securities are subject to the potential imposition of sanctions by the U.S. government which may impact the Fund’s ability to transact in such assets and which may negatively impact the price and liquidity of such holdings.
Muzinich Dynamic Income Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.
Muzinich Dynamic Income Fund | Currency Risk And Hedging Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk and Hedging Risk – The Dynamic Income Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.
Muzinich Dynamic Income Fund | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
Muzinich Dynamic Income Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk – High yield fixed income instruments tend to be less liquid than higher quality fixed income instruments, meaning that at times it may be difficult to sell high yield fixed income instruments at a reasonable price. If the Dynamic Income Fund is unable to sell a high yield fixed income instrument, it may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-
counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods before cash is received.

Muzinich Dynamic Income Fund | Asset-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Muzinich Dynamic Income Fund | Financial Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financial Services Sector Risk – The Fund may invest significantly in securities of companies in the financial services sector, including the banking sector and diversified financials sector, and could be at times particularly vulnerable to events affecting that sector. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Muzinich Dynamic Income Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
Muzinich Dynamic Income Fund | Active Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Active Management Risk – The Dynamic Income Fund is actively managed and relies on the expertise of the Advisor. The Fund may underperform other mutual funds with similar investment objectives.
Muzinich Dynamic Income Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Muzinich Dynamic Income Fund | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Dynamic Income Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.
Muzinich Dynamic Income Fund | ESG Exclusion Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ESG Exclusion Risk – The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible or unattractive for investment due to environmental, social and governance (ESG) -related characteristics, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be eligible for investment by the Fund may outperform the securities selected for the Fund.
Muzinich Dynamic Income Fund | ESG Information Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ESG Information Risk - In considering ESG risks in its investment decisions, the Advisor relies on information and data that could be incomplete or erroneous and/or which may reflect information and opinions that vary from source to source. Further, ESG data providers and market participants may have different methods for prioritizing or interpreting ESG information (or the lack thereof), causing them to reach different conclusions about the attractiveness or value of a particular company. These factors could cause the Advisor to incorrectly assess a company’s ESG-related characteristics and risk therefrom, and to therefore under- or over-estimate a security’s attractiveness relative to other investment opportunities.
Muzinich Dynamic Income Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.
Muzinich Dynamic Income Fund | Impairment Of Collateral Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the Dynamic Income Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.
Muzinich Dynamic Income Fund | Investment Company And ETF Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.
Muzinich Dynamic Income Fund | Issuer Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Dynamic Income Fund’s performance.
Muzinich Dynamic Income Fund | Portfolio Turnover Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
Muzinich Dynamic Income Fund | Prepayment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the Dynamic Income Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.
Muzinich Dynamic Income Fund | Ratings Agencies Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Ratings Agencies Risk – The ratings of any security may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they grade.
Muzinich Dynamic Income Fund | Restricted Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.
Muzinich Dynamic Income Fund | Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short-term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.
Muzinich Dynamic Income Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Muzinich Dynamic Income Fund | ICE BofA Global Corporate & High Yield Index (USD 100% hedged) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[1]
Label	rr_AverageAnnualReturnLabel	ICE BofA Global Corporate & High Yield Index (USD 100% hedged) (reflects no deduction for fees, expenses or taxes)(1)	[1]
1 Year	rr_AverageAnnualReturnYear01	4.73%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.35%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.12%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2013
Muzinich Dynamic Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2013
Muzinich Dynamic Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MZCIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees (up to 0.10% for Institutional Class shares)	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,076
Label	rr_AverageAnnualReturnLabel	Institutional Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2014
Muzinich Dynamic Income Fund | Supra Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MZCSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 993
Annual Return 2015	rr_AnnualReturn2015	1.48%
Annual Return 2016	rr_AnnualReturn2016	6.34%
Annual Return 2017	rr_AnnualReturn2017	4.70%
Annual Return 2018	rr_AnnualReturn2018	0.22%
Annual Return 2019	rr_AnnualReturn2019	10.77%
Annual Return 2020	rr_AnnualReturn2020	6.30%
Annual Return 2021	rr_AnnualReturn2021	1.11%
Annual Return 2022	rr_AnnualReturn2022	(8.41%)
Annual Return 2023	rr_AnnualReturn2023	7.48%
Annual Return 2024	rr_AnnualReturn2024	4.28%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.28%
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2013
Muzinich Dynamic Income Fund | Supra Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	1.73%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Muzinich Dynamic Income Fund | Supra Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.52%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Muzinich Flexible U.S. High Yield Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Muzinich Flexible U.S. High Yield Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Muzinich Flexible U.S. High Yield Income Fund (the “Flexible U.S. High Yield Income Fund” or the “Fund”) seeks to provide a high level of income on a risk-adjusted basis over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Flexible U.S. High Yield Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expenses below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Flexible U.S. High Yield Income Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Flexible U.S. High Yield Income Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the
Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Flexible U.S. High Yield Income Fund normally invests at least 80% of its net assets in high yield credit issued by companies with a domicile or principle place of business in the U.S. (“U.S. Corporations”). Credit instruments may include high yield bonds (commonly referred to as “junk” bonds), notes, loans, and other debt instruments. The Fund’s portfolio is typically well-diversified with below investment grade debt instruments issued by U.S. Corporations that the Advisor believes have attractive risk/reward characteristics. The Fund typically focuses on debt instruments rated below investment grade, defined as below BBB- or Baa3 by Standard & Poor’s, Fitch or Moody’s, as applicable, or which are deemed equivalent by the Advisor. High yield debt instruments in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 20% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. As this is an income-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest up to 20% of its net assets in each of the banking sector and diversified financials sector. The Fund may invest in mutual funds (including affiliated mutual funds) and/or exchange-traded funds (“ETFs”) which invest in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.

The Fund typically invests in highly leveraged companies. Although the Advisor will consider ratings assigned by ratings agencies in selecting the portfolio’s debt instruments, it relies principally on its own research and investment analysis. The Advisor selects debt instruments based on a bottom-up fundamental evaluation of potential investment opportunities and existing investments. As applicable, the Advisor considers both company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; legislation, regulation, litigation, transparency, market perspective or other environmental, social and governance (ESG) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. The types of ESG factors that the Advisor believes can impact financial risks derive from, among other issues: changes to regulations, changes to consumer preferences, technology advancements, physical or transitional climate impacts, litigation risks, efficiency, brand value, innovation, market disruption/obsolescence, respect for human rights, anti-corruption, anti-bribery matters, and social license to operate. As a result of considering ESG factors in the Advisor’s investment decision process, an investment may be excluded or rejected where Muzinich believes those factors imply heightened risk of decreased liquidity of an investment and/or other negative financial impacts. In line with this, securities ineligible for investment by the Norges Bank Investment Management Company are also ineligible for inclusion in the Fund.

The Advisor may actively manage the Fund’s duration (defined as “duration-to-worst”), such that the portfolio’s duration, and that of individual holdings within, may deviate (either shorter or longer) from that of the general U.S. high yield market depending on the portfolio managers’ views on risk, reward, and valuation. (Duration-to-worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.) Duration management may be achieved through the selection of individual securities and/or through the use of derivatives.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.
The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. Trading securities frequently may lead to high portfolio turnover. Tax consequences are not a primary consideration in the Fund’s investment decisions. Although the Fund will typically not purchase bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Flexible U.S. High Yield Income Fund normally invests at least 80% of its net assets in high yield credit issued by companies with a domicile or principle place of business in the U.S. (“U.S. Corporations”). Credit instruments may include high yield bonds (commonly referred to as “junk” bonds), notes, loans, and other debt instruments. The Fund’s portfolio is typically well-diversified with below investment grade debt instruments issued by U.S. Corporations that the Advisor believes have attractive risk/reward characteristics. The Fund typically focuses on debt instruments rated below investment grade, defined as below BBB- or Baa3 by Standard & Poor’s, Fitch or Moody’s, as applicable, or which are deemed equivalent by the Advisor. High yield debt instruments in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 20% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. As this is an income-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest up to 20% of its net assets in each of the banking sector and diversified financials sector. The Fund may invest in mutual funds (including affiliated mutual funds) and/or exchange-traded funds (“ETFs”) which invest in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑855-689-4642
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.MuzinichUSFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 – Supra Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return:	Q2 2020	9.29%

Lowest Quarterly Return:	Q1 2020	-11.16%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.16%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Supra Institutional Class and after-tax returns for other classes will differ.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
“Since Inception” performance for each share class above is shown from March 31, 2016. Institutional Class shares commenced operations on March 27, 2017. Supra Institutional Class shares commenced operations on March 31, 2016. Performance for the Institutional Class shares prior to the inception date reflects the performance of the Supra Institutional Class shares adjusted for Institutional Class shares expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distribution and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown only for Supra Institutional Class and after-tax returns for other classes will differ.
Muzinich Flexible U.S. High Yield Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Flexible U.S. High Yield Income Fund.
Muzinich Flexible U.S. High Yield Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Muzinich Flexible U.S. High Yield Income Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk – The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.
Muzinich Flexible U.S. High Yield Income Fund | Below Investment Grade Securities (Junk Bond) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Securities (Junk Bond) Risk – The Flexible U.S. High Yield Income Fund’s investment in below-investment grade bonds, loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”
Muzinich Flexible U.S. High Yield Income Fund | Foreign Securities And Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions. Further, foreign securities are subject to the potential imposition of sanctions by the U.S. government which may impact the Fund’s ability to transact in such assets and which may negatively impact the price and liquidity of such holdings.
Muzinich Flexible U.S. High Yield Income Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.
Muzinich Flexible U.S. High Yield Income Fund | Currency Risk And Hedging Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk and Hedging Risk – The Flexible U.S. High Yield Income Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.
Muzinich Flexible U.S. High Yield Income Fund | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
Muzinich Flexible U.S. High Yield Income Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk – High yield fixed income instruments tend to be less liquid than higher quality fixed income securities, meaning that at times it may be difficult to sell high yield fixed income instruments at a reasonable price. If the Flexible U.S. High Yield Income Fund is unable to sell a high yield fixed income instrument, it may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods before cash is received.
Muzinich Flexible U.S. High Yield Income Fund | Asset-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Muzinich Flexible U.S. High Yield Income Fund | Financial Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financial Services Sector Risk – The Fund may invests significantly in securities of companies in the financial services sector, including the banking sector and diversified financials sector, and could be at times particularly vulnerable to events affecting that sector. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Muzinich Flexible U.S. High Yield Income Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
Muzinich Flexible U.S. High Yield Income Fund | Active Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk – The Flexible U.S. High Yield Income Fund is actively managed with discretion and may underperform market indices or other funds.
Muzinich Flexible U.S. High Yield Income Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Muzinich Flexible U.S. High Yield Income Fund | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Flexible U.S. High Yield Income Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.
Muzinich Flexible U.S. High Yield Income Fund | ESG Exclusion Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ESG Exclusion Risk – The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible or unattractive for investment due to environmental, social and governance (ESG) -related characteristics, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be eligible for investment by the Fund may outperform the securities selected for the Fund.
Muzinich Flexible U.S. High Yield Income Fund | ESG Information Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ESG Information Risk – In considering ESG risks in its investment decisions, the Advisor relies on information and data that could be incomplete or erroneous and/or which may reflect information and opinions that vary from source to source. Further, ESG data providers and market participants may have different methods for prioritizing or interpreting ESG information (or the lack thereof), causing them to reach different conclusions about the attractiveness or value of a particular company. These factors could cause the Advisor to incorrectly assess a company’s ESG-related characteristics and risk therefrom, and to therefore under- or over-estimate a security’s attractiveness relative to other investment opportunities.
Muzinich Flexible U.S. High Yield Income Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.
Muzinich Flexible U.S. High Yield Income Fund | Impairment Of Collateral Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the Flexible U.S. High Yield Income Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.
Muzinich Flexible U.S. High Yield Income Fund | Investment Company And ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.
Muzinich Flexible U.S. High Yield Income Fund | Issuer Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Flexible U.S. High Yield Income Fund’s performance.
Muzinich Flexible U.S. High Yield Income Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
Muzinich Flexible U.S. High Yield Income Fund | Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the Flexible U.S. High Yield Income Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.
Muzinich Flexible U.S. High Yield Income Fund | Ratings Agencies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Ratings Agencies Risk – The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Muzinich Flexible U.S. High Yield Income Fund | Restricted Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.
Muzinich Flexible U.S. High Yield Income Fund | Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short-term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.
Muzinich Flexible U.S. High Yield Income Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Muzinich Flexible U.S. High Yield Income Fund | ICE BofA 1-5 Year BB-B U.S. Cash Pay High Yield Constrained Index (JVC4) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[3]
Label	rr_AverageAnnualReturnLabel	ICE BofA 1-5 Year BB-B U.S. Cash Pay High Yield Constrained Index (JVC4) (reflects no deduction for fees, expenses or taxes)(1)	[3]
1 Year	rr_AverageAnnualReturnYear01	7.08%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.17%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016
Muzinich Flexible U.S. High Yield Income Fund | ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index (JUC4) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016
Muzinich Flexible U.S. High Yield Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Muzinich Flexible U.S. High Yield Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MZHIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,261
Label	rr_AverageAnnualReturnLabel	Institutional Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.65%
5 Years	rr_AverageAnnualReturnYear05	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2017
Muzinich Flexible U.S. High Yield Income Fund | Supra Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MZHSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.52%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,261
Annual Return 2017	rr_AnnualReturn2017	6.30%
Annual Return 2018	rr_AnnualReturn2018	(2.59%)
Annual Return 2019	rr_AnnualReturn2019	13.71%
Annual Return 2020	rr_AnnualReturn2020	6.82%
Annual Return 2021	rr_AnnualReturn2021	4.43%
Annual Return 2022	rr_AnnualReturn2022	(11.61%)
Annual Return 2023	rr_AnnualReturn2023	9.98%
Annual Return 2024	rr_AnnualReturn2024	7.65%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.65%
5 Years	rr_AverageAnnualReturnYear05	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016
Muzinich Flexible U.S. High Yield Income Fund | Supra Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Muzinich Flexible U.S. High Yield Income Fund | Supra Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	1.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Muzinich Low Duration Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Muzinich Low Duration Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Muzinich Low Duration Fund (the “Low Duration Fund” or the “Fund”) seeks to protect capital and generate positive returns under most market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Low Duration Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expenses below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Low Duration Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Institutional Class are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Low Duration Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Muzinich Low Duration Fund normally invests at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in a well-diversified portfolio of corporate bonds and syndicated loans, including floating rate loans and restricted securities such as bonds issued pursuant to Rule 144A. Like bonds, syndicated loans represent amounts borrowed by companies or other entities. Investments are primarily made in securities of companies domiciled in or with principal business in developed markets, both outside and within the United States. The Fund may have a majority of its assets in foreign fixed income securities, with permitted-currency emerging market exposure not to exceed 20% of the Fund’s net assets. The permitted currencies of the Fund’s securities will be U.S. dollars (USD), euros (EUR), Swiss francs (CHF), and British pounds (GBP). The Fund may invest up to 25% of its net assets in the banking sector and up to 20% of its net assets in the diversified financials sector.

The Advisor may manage and adjust overall portfolio duration and credit risk exposure by the strategic use of derivatives that are primarily used to reduce portfolio volatility. In this context, the Advisor would expect to principally use credit index derivatives or options thereon and/or futures and options on primarily U.S. Treasurys and other developed market government bonds to manage portfolio duration and credit spread sensitivity. The Advisor generally focuses on risk management from a long-term perspective, rather than only being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

The Fund’s holdings maintain an average investment grade rating of at least Baa3 or BBB- according to the Manager’s compilation of the highest ratings available for each bond from Moody’s, Standard & Poor’s, or Fitch, as applicable. The Advisor will assign a rating to unrated bonds for this purpose. No more than 40% of the Fund’s net assets may be “junk bonds” rated, by the highest rating available for each issue, below investment grade (Ba1 or BB1, as applicable) by Moody’s, Standard & Poor’s or Fitch, or as deemed equivalent by the Advisor. As this is a credit-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities. The Fund may invest in mutual funds (including affiliated mutual funds) and/or exchange-traded funds (“ETFs”) which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds and ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.

The Advisor seeks to reduce, but cannot eliminate, the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with shorter durations. The Low Duration Fund’s average “duration-to-worst” profile is usually targeted at no more than two years, and, under normal market conditions, is not expected to exceed three years. Duration-to-worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Due to market fluctuations, the average “duration-to-worst” profile of the portfolio may vary from time to time. It is anticipated that most bonds in the portfolio will have a remaining maturity of between zero and ten years. The Advisor believes that this short duration approach reduces the risk to the portfolio from rising interest rates, but cannot eliminate it entirely.

Although the Advisor will consider ratings assigned by ratings agencies in selecting the portfolio’s debt instruments, it relies principally on its own research and investment analysis. As applicable, the Advisor considers both company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; legislation, regulation, litigation, transparency, market perspective or other environmental, social and governance (ESG) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. The types of ESG factors that the Advisor believes can impact financial risks derive from, among other issues: changes to regulations, changes to consumer preferences, technology advancements, physical or transitional climate impacts, litigation risks, efficiency, brand value, innovation, market disruption/obsolescence, respect for human rights, anti-corruption, anti-bribery matters, and social license to operate. As a result of considering ESG factors in the Advisor’s investment decision process, an investment may be excluded or rejected where Muzinich believes those factors imply heightened risk of decreased liquidity of an investment and/or other negative financial impacts. In line with this, securities ineligible for investment by the Norges Bank Investment Management Company are also ineligible for inclusion in the Fund.
The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or it falls short of the portfolio managers’ expectations. The portfolio managers may also decide to continue to hold a bond or loan (or related securities) after a default.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Muzinich Low Duration Fund normally invests at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in a well-diversified portfolio of corporate bonds and syndicated loans, including floating rate loans and restricted securities such as bonds issued pursuant to Rule 144A. Like bonds, syndicated loans represent amounts borrowed by companies or other entities. Investments are primarily made in securities of companies domiciled in or with principal business in developed markets, both outside and within the United States. The Fund may have a majority of its assets in foreign fixed income securities, with permitted-currency emerging market exposure not to exceed 20% of the Fund’s net assets. The permitted currencies of the Fund’s securities will be U.S. dollars (USD), euros (EUR), Swiss francs (CHF), and British pounds (GBP). The Fund may invest up to 25% of its net assets in the banking sector and up to 20% of its net assets in the diversified financials sector.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, and since inception periods compared with that of a broad-based securities index and an index that is more representative of the Fund's strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑855-689-4642
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.MuzinichUSFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 – Supra Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return:	Q2 2020	7.86%

Lowest Quarterly Return:	Q1 2020	-9.49%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
“Since Inception” performance above is shown from June 30, 2016, the inception of the Supra Institutional Class shares. As of the date of this Prospectus, Institutional Class shares have not yet commenced operations. Performance for the Institutional Class shares prior to the inception date reflects the performance of the Supra Institutional Class shares adjusted for Institutional Class shares expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Muzinich Low Duration Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Low Duration Fund.
Muzinich Low Duration Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Muzinich Low Duration Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk – The risk that money lent to a company through a bond or syndicated loan will not be repaid. This risk is higher for high yield instruments than for higher-rated investment grade corporate paper. However, credit ratings are subjective; no rating level is immune from default. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.
Muzinich Low Duration Fund | Below Investment Grade Securities (Junk Bond) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Securities (Junk Bond) Risk – The Low Duration Fund’s investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”
Muzinich Low Duration Fund | Foreign Securities And Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Low Duration Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies the value of which against the U.S. dollar is determined by the government, rather than by the markets. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions. Further, foreign securities are subject to the potential imposition of sanctions by the U.S. government which may impact the Fund’s ability to transact in such assets and which may negatively impact the price and liquidity of such holdings.
Muzinich Low Duration Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.
Muzinich Low Duration Fund | Currency Risk And Hedging Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk and Hedging Risk – The Low Duration Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.
Muzinich Low Duration Fund | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

Muzinich Low Duration Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk – High yield fixed income instruments tend to be less liquid than higher quality debt instruments, meaning that at times it may be difficult to sell high yield fixed income instruments at a reasonable price. If the Low Duration Fund is unable to sell a high yield fixed income instrument, it may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods before cash is received.
Muzinich Low Duration Fund | Asset-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Muzinich Low Duration Fund | Financial Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financial Services Sector Risk – The Fund may invests significantly in securities of companies in the financial services sector, including the banking sector and diversified financials sector, and could be at times particularly vulnerable to events affecting that sector. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Muzinich Low Duration Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
Muzinich Low Duration Fund | Active Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk – The Low Duration Fund is actively managed and relies on the expertise of the Advisor. The Fund may underperform other mutual funds with similar investment objectives.
Muzinich Low Duration Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Muzinich Low Duration Fund | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Low Duration Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.
Muzinich Low Duration Fund | ESG Exclusion Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ESG Exclusion Risk – The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible or unattractive for investment due to environmental, social and governance (ESG) -related characteristics, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be eligible for investment by the Fund may outperform the securities selected for the Fund.
Muzinich Low Duration Fund | ESG Information Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ESG Information Risk – In considering ESG risks in its investment decisions, the Advisor relies on information and data that could be incomplete or erroneous and/or which may reflect information and opinions that vary from source to source. Further, ESG data providers and market participants may have different methods for prioritizing or interpreting ESG information (or the lack thereof), causing them to reach different conclusions about the attractiveness or value of a particular company. These factors could cause the Advisor to incorrectly assess a company’s ESG-related characteristics and risk therefrom, and to therefore under- or over-estimate a security’s attractiveness relative to other investment opportunities.
Muzinich Low Duration Fund | Extension Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.
Muzinich Low Duration Fund | Impairment Of Collateral Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the Low Duration Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.
Muzinich Low Duration Fund | Investment Company And ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.
Muzinich Low Duration Fund | Issuer Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Low Duration Fund’s performance.
Muzinich Low Duration Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
Muzinich Low Duration Fund | Prepayment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the Low Duration Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.
Muzinich Low Duration Fund | Ratings Agencies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Ratings Agencies Risk – The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they grade.
Muzinich Low Duration Fund | Restricted Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.
Muzinich Low Duration Fund | Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short-term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.
Muzinich Low Duration Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Muzinich Low Duration Fund | ICE BofA 1-3 Years U.S. Corporate & Government Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[5]
Label	rr_AverageAnnualReturnLabel	ICE BofA 1-3 Year U.S. Corporate & Government Index (reflects no deduction for fees, expenses or taxes)(1)	[5]
1 Year	rr_AverageAnnualReturnYear01	4.47%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.61%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
Muzinich Low Duration Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
Muzinich Low Duration Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MZLNX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees (up to 0.10% for Institutional Class shares)	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.61%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	213
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	376
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 851
Label	rr_AverageAnnualReturnLabel	Institutional Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
Muzinich Low Duration Fund | Supra Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MZLSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	181
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	321
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 730
Annual Return 2017	rr_AnnualReturn2017	4.26%
Annual Return 2018	rr_AnnualReturn2018	0.79%
Annual Return 2019	rr_AnnualReturn2019	7.86%
Annual Return 2020	rr_AnnualReturn2020	2.64%
Annual Return 2021	rr_AnnualReturn2021	2.50%
Annual Return 2022	rr_AnnualReturn2022	(3.41%)
Annual Return 2023	rr_AnnualReturn2023	7.63%
Annual Return 2024	rr_AnnualReturn2024	6.30%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
Muzinich Low Duration Fund | Supra Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.28%
5 Years	rr_AverageAnnualReturnYear05	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Muzinich Low Duration Fund | Supra Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.71%
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%

[1]	Transaction costs are not calculated in the returns for the ICE BofA Global Corporate & High Yield Index (USD 100% Hedged).
[2]	Muzinich & Co., Inc. (the “Advisor”) has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, shareholder servicing fees and any other class specific expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.60%, of the Dynamic Income Fund’s average daily net assets indefinitely, but at least through April 30, 2026 (the “Expense Cap”). The Expense Cap may be changed or eliminated at any time after April 30, 2026, by the Board of Trustees upon 60 days’ prior written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or at the time of reimbursement.
[3]	Transaction costs are not calculated in the returns for the ICE BofA 1-5 Year BB-B U.S. Cash Pay High Yield Constrained Index.
[4]	The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, shareholder servicing fees and any other class specific expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.58% of the Flexible U.S. High Yield Income Fund’s average daily net assets indefinitely, but at least through April 30, 2026 (the “Expense Cap”). The Expense Cap may be changed or eliminated at any time after April 30, 2026, by the Board of Trustees upon 60 days’ prior written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the expenses were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or at the time of reimbursement.
[5]	Transaction costs are not calculated in the returns for the ICE BofA 1-3 Year U.S. Corporate & Government Index.
[6]	Other expenses for Institutional Class are based on estimated amounts for the current fiscal year.
[7]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[8]	Muzinich & Co., Inc. (the “Advisor”) has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, shareholder servicing fees and any other class specific expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.50% of the Low Duration Fund’s average daily net assets indefinitely, but at least through April 30, 2026 (the “Expense Cap”). The Expense Cap may be changed or eliminated at any time after April 30, 2026, by the Board of Trustees upon 60 days’ prior written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or at the time of reimbursement.